VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
Number
of Shares Value
PREFERRED SECURITIES: 100.2%
Automobiles & Auto Parts : 4.6%
Ford Motor Co.
6.00%, 12/01/59 1,249,873 $ 28,997,054
6.20%, 06/01/59 1,171,756 27,712,029
6.50%, 08/15/62 937,405 22,994,545
79,703,628
Banking Services : 1.3%
SCE Trust VII
7.50%, 11/22/28† 859,288 22,487,567
Underline
Chemicals : 4.7%
Albemarle Corp.
7.25%, 03/01/27 1,796,693 80,348,111
Underline
Consumer Goods Conglomerates : 0.4%
Brookfield Infrastructure
Finance ULC
5.00%, 05/24/81 390,585 6,690,721
Underline
Diversified Retail : 1.6%
Qurate Retail, Inc.
8.00%, 03/15/31† 496,706 18,383,089
QVC, Inc.
6.25%, 11/26/68 781,483 9,033,943
27,417,032
Electric Utilities & IPPs : 26.9%
Brookfield BRP Holdings
Canada, Inc.
4.62%, 04/30/26† 546,820 8,535,860
4.88%, 12/09/26 406,208 6,738,991
DTE Energy Co.
4.38%, 12/01/81† 437,457 8,622,277
5.25%, 12/01/77 624,936 14,423,523
Duke Energy Corp.
5.62%, 09/15/78† 781,171 19,412,099
5.75%, 06/15/24† 1,562,341 38,871,044
Entergy Arkansas LLC
4.88%, 09/01/66† 640,561 13,874,551
Entergy Louisiana LLC
4.88%, 09/01/66† 421,831 9,132,641
Entergy Mississippi LLC
4.90%, 10/01/66 406,208 9,046,252
Georgia Power Co.
5.00%, 10/01/77 421,831 10,364,388
NextEra Energy Capital
Holdings, Inc.
5.65%, 03/01/79† 1,074,109 26,143,813
NextEra Energy, Inc.
6.93%, 09/01/25† 1,562,341 68,992,979
7.30%, 06/01/27* 1,560,709 81,234,903
SCE Trust III
8.59% (Term SOFR USD 3
Month+3.25%)† 429,643 10,822,707
SCE Trust IV
5.38% (Term SOFR USD 3
Month+3.39%), 09/15/25† 507,760 12,165,930
SCE Trust V
5.45% (Term SOFR USD 3
Month+4.05%), 03/15/26† 468,703 11,361,361
SCE Trust VI
Number
of Shares Value
Electric Utilities & IPPs (continued)
5.00% 742,113 $ 14,523,151
SCE Trust VIII
6.95%, 05/13/29* 546,820 13,856,419
Southern Co.
4.20%, 10/15/60† 1,171,756 23,060,158
4.95%, 01/30/80† 1,562,341 33,996,540
5.25%, 12/01/77† 703,053 16,233,494
Tennessee Valley Authority
2.13% (US Treasury Yield
Curve Rate T Note
Constant Maturity 30
Year+0.94%), 06/01/28† 400,740 8,948,524
460,361,605
Food & Tobacco : 5.4%
CHS, Inc.
6.75%, 09/30/24† 769,453 19,051,656
7.10% 656,184 16,627,703
7.50%, 01/21/25† 808,511 20,738,307
7.88% 838,196 22,044,555
8.00% 479,326 14,140,117
92,602,338
Investment Banking & Investment Services :
1.5%
BrightSpring Health Services,
Inc.
6.75%, 02/01/27 312,468 15,051,584
KKR Real Estate Finance Trust,
Inc.
6.50%, 04/16/26 512,136 9,756,191
24,807,775
Machinery; Equipment & Components : 3.7%
Chart Industries, Inc.
6.75%, 12/15/25 314,421 19,563,275
RBC Bearings, Inc.
5.00%, 10/15/24 179,670 23,181,023
WESCO International, Inc.
10.62% (US Treasury
Yield Curve Rate T 5
Year+10.32%), 06/22/25† 841,322 21,958,504
64,702,802
Multiline Utilities : 4.4%
Algonquin Power & Utilities
Corp.
9.60% (ICE LIBOR USD 3
Month+4.01%), 07/01/79 546,820 13,768,928
CMS Energy Corp.
5.88%, 10/15/78 437,457 10,494,593
5.88%, 03/01/79† 984,275 23,750,556
Sempra
5.75%, 07/01/79 1,183,473 27,823,450
75,837,527
Natural Gas Utilities : 0.5%
Spire, Inc.
5.90%, 08/15/24† 390,585 9,229,524
Underline
Office Equipment : 0.7%
Pitney Bowes, Inc.
6.70%, 03/07/43 663,995 12,224,148
Underline

VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Oil & Gas : 0.7%
NGL Energy Partners LP
12.78% (Term SOFR USD 3
Month+7.47%) 491,513 $ 11,634,113
Underline
Professional & Commercial Services : 0.5%
BIP Bermuda Holdings I Ltd.
5.12%, 01/21/27† 468,703 8,197,616
Underline
Real Estate Operations : 2.3%
Brookfield Property Preferred
LP
6.25%, 07/26/81 1,048,488 16,272,534
DigitalBridge Group, Inc.
7.12%† 453,704 10,231,025
7.15%† 502,606 11,338,791
37,842,350
Residential & Commercial REITs : 24.8%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3
Month+4.70%), 04/15/25† 898,346 21,605,221
6.50% (ICE LIBOR USD 3
Month+4.99%), 10/15/24† 628,843 15,576,441
10.67% (Term SOFR USD 3
Month+5.37%)† 507,760 13,024,044
Annaly Capital Management,
Inc.
9.67% (Term SOFR USD 3
Month+4.43%) 663,995 16,858,833
10.58% (Term SOFR USD 3
Month+4.99%), 06/30/24† 691,336 17,788,075
10.59% (Term SOFR USD 3
Month+5.25%) 1,124,887 28,808,356
Arbor Realty Trust, Inc.
6.25% (Term SOFR USD 3
Month+5.44%), 10/12/26† 443,079 8,427,363
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3
Month+4.74%), 09/30/25 406,208 9,021,880
11.38% (Term SOFR USD 3
Month+6.05%) 507,760 12,577,215
Digital Realty Trust, Inc.
5.20%, 10/10/24 539,009 11,626,424
Diversified Healthcare Trust
5.62%, 08/01/42‡ 546,820 7,453,157
6.25%, 02/01/46 390,585 5,858,775
Franklin BSP Realty Trust, Inc.
7.50%† 403,397 8,632,696
Hudson Pacific Properties, Inc.
4.75%, 11/26/26† 663,995 8,492,496
Kimco Realty Corp.
5.25% 408,709 8,938,466
MFA Financial, Inc.
6.50% (ICE LIBOR USD 3
Month+5.34%), 03/31/25 429,643 9,929,050
PennyMac Mortgage
Investment Trust
6.75%, 08/24/26 390,585 7,538,291
Public Storage
3.88%, 10/06/25† 441,362 7,459,018
4.00%, 06/16/26† 1,622,960 28,342,156
Number
of Shares Value
Residential & Commercial REITs (continued)
4.10%, 01/13/27 390,585 $ 7,038,342
4.62%, 06/17/25 882,723 17,901,622
4.70%, 11/15/24† 404,334 8,349,497
4.88%, 09/12/24† 494,012 10,655,839
5.05%† 468,703 10,555,191
5.15%† 437,457 10,100,882
5.60% 445,268 10,993,667
Rithm Capital Corp.
6.38% (ICE LIBOR USD 3
Month+4.97%), 02/15/25 621,188 14,753,215
7.00% (US Treasury
Yield Curve Rate T 5
Year+6.22%), 11/15/26 726,490 17,014,396
7.12% (ICE LIBOR USD 3
Month+5.64%), 08/15/24 439,800 10,981,806
RLJ Lodging Trust
1.95%† 502,918 12,522,658
Two Harbors Investment Corp.
7.62% (ICE LIBOR USD 3
Month+5.35%), 07/27/27 396,834 8,988,290
UMH Properties, Inc.
6.38% 460,891 11,010,686
Vornado Realty Trust
4.45%, 09/22/26 468,703 6,163,444
5.25%† 967,872 14,801,622
5.40% 468,703 7,353,950
427,143,064
Telecommunications Services : 16.2%
AT&T, Inc.
4.75%, 02/18/25† 2,734,097 54,381,189
5.00%, 12/12/24 1,874,809 38,827,294
5.35%, 11/01/66 2,066,196 46,716,692
5.62%, 08/01/67† 1,288,931 30,457,440
Qwest Corp.
6.50%, 09/01/56 1,527,189 16,371,466
6.75%, 06/15/57 1,031,146 11,445,721
Telephone and Data Systems,
Inc.
6.00%, 09/30/26 1,078,015 18,606,539
6.62%, 03/31/26† 656,184 12,710,284
United States Cellular Corp.
5.50%, 03/01/70 781,171 15,935,888
5.50%, 06/01/70 781,171 15,935,888
6.25%, 09/01/69 781,171 17,131,080
278,519,481
Total Preferred Securities
(Cost: $1,790,400,957) 1,719,749,402
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 3.8%
Money Market Fund: 3.8%

FoototeRuleAboveBlank
Footnotes:
Number
of Shares Value
(Cost: $65,998,480)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 65,998,480 $ 65,998,480
Number
of Shares Value
Total Investments: 104.0%
(Cost: $1,856,399,437) $ 1,785,747,882
Liabilities in excess of other assets: (4.0)% (67,981,610)
NET ASSETS: 100.0% $ 1,717,766,272
†
Security fully or partially on loan. Total market value of securities on loan is $69,402,808.
* Non-income producing
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.